Employee benefits and KMP disclosures, Employee Benefits Expensed (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee benefit expense [Abstract]
Non-Executive Director fees	$ 410	$ 401	$ 410
Executive Director fees	311	516	527
Employee benefits expense	2,990	3,674	2,906
Share-based payments	1,633	1,376	1,213
Total employee benefit expense	$ 5,344	$ 5,967	$ 5,056